Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.39

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
XXX	2024120617	XXX	1	1	1	1	Verified reserves - XXX months of PITI reserves required. XXX months of verified reserves. ; Low DTI - XXX% DTI w/a max allowed of XXX%.;	XXX Missing Evidence of Re-disclosure and a valid XXX for the sum of non-specific (XXX) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing XXX for the reduction to the lender credit from the XXX LE to the XXX CD. The Reasons for Revised Closing Disclosure p460 does not provide a changed circumstance. - The sum of non-specific (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - XXX XXX dated XXX received. Comments reflect adjustment to origination credit. Finding cleared upon resubmission.

XXX Missing Legal Description on Mortgage/DOT - Missing Legal Description on Mortgage/DOT.  Mortgage states the legal description is attached as Exhibit A (p648), but this exhibit was not included in the file. - XXX Copy of recorded Mortgage/DOT received w/Exhibit A included.

XXX	2024120602	XXX	2	2	1	1	Verified credit history - XXX Credit score exceeds minimum XXX score per guidelines.; Low LTV/CLTV/HCLTV - XXX% LTV is below XXX% maximum per guidelines.; Verified reserves - XXX Months verified reserves exceeds minimum XXX months required per guidelines.;	XXX Missing XXX Project Approval - Subject property management is in the process on imposing a special assessment for repairs on the building. Approved lender exception in file page 674., Client Comment: Investor Acknowledged Exception

XXX Gift Funds not Properly Verified - Gift funds are not permitted on investment properties per guidelines. Approved exception on page XXX., Client Comment: Investor Acknowledged Exception	XXX Documentation is Insufficient - Missing documentation to verify the special assessment for each unit on the subject property. Review used $XXX per mth to qualify. - XXX - Recd XXX questionnaire that confirms $XXX assessment for subject unit. XXX Exception Cleared;

XXX Missing proof of PITI payment on non-subject property - Missing documentation of the HOA for XXX. - XXX Copy of email from borrower confirming no HOA for XXX received.

XXX	2024120601	XXX	1	1	1	1	Verified credit history - XXX Score exceeds minimum XXX score per guidelines.;	XXX Income Documentation is Insufficient - Missing XXX mths business bank statements for XXX (XXX). - XXX mths business bank statements received.

XXX Income Calculation Discrepancy - Missing XXX bank statement analysis to validate income of $XXX used to qualify. - XXX Review income calculation matches lender calculation.

XXX Potential credit depth risk - Minimum Number of Tradelines is less than XXX - Borrowers do not meet minimum tradeline requirement. Borrower 1 and Borrower 2 do not have any accounts active in the last XXX months as required per guidelines. - XXX TRP Error, no income used for B2 to qualify.  B1 credit requirement met XXX with XXX.

XXX Missing Documentation or Proof of ATR Underwriting Factors - Missing XXX months business bank statements to calculate income. See  XXX - XXX mths business bank statements received.

XXX	2024120616	XXX	2	1	2	1	Low DTI - XXX% DTI is below maximum XXX% per guidelines.; Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.;	XXX LE or CD is Deficient - Final CD on page 608 does not indicate does not reflect if the lender did not offer an XXX account or if the borrower declined., Client Comment: EV2 Non-Material	XXX Missing valid Change of Circumstance(s) - Missing XXX for LE issued XXX on page 572. Discount points increased, rate locked. - XXX- Exception is cleared with the attached XXX for XXX. XXX Exception Cleared;

XXX The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender credit of $XXX for fees over the legal limit is insufficient to cure fee variance caused by missing COC for LE issued XXX with increase in discount fee.  - A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXX - Exception is cleared with the attached XXX for XXX (pg 384 in file). XXX Exception Cleared;

XXX Missing Loan Approval Date - Missing lender loan approval. - XXX- Exception is cleared with the attached underwriting decision. XXX Exception Cleared;

XXX	2024120419	XXX	1	1	1	1	Verified reserves - XXX months reserves remain after closing when guidelines require XXX months. ; Verified credit history - XXX Fico XXX minimum requirement of XXX.; Low DTI - XXX% DTI w/a max allowed of XXX%.;	XXX Intent To Proceed Date < Loan Estimate Presumed Received Date - XXX esigned XXX. Unable to verify date the LE was received due to Lender name obscures the e-tracking info on page 522. -- The Loan Estimate was provided or mailed on (XXX). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (XXX), which is after (XXX); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - The Loan Estimate was provided or mailed on (XXX). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (XXX), which is after (XXX); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - XXX - Exception re-reviewed and cleared. While the timestamp to evidence receipt is obstructed by the lender name printed on the disclosure the eSigned XXX acknowledgement dated XXX attests to receiving a copy of the disclosure XXX (pg 237). NOTE: Visible portion of the timestamp of XXX supports the disclosure being received on XXX, as per the XXX.